Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.3%
General Obligation Bonds - 13.7%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,706,870
1,000,000	Baltimore County Maryland	5.00%	03/01/2029	1,126,356
2,700,000	Baltimore County Maryland	5.00%	03/01/2030	3,038,437
1,520,000	Baltimore County Maryland	4.00%	02/01/2033	1,533,896
1,000,000	Maryland State	5.00%	08/01/2025	1,059,281
1,400,000	Maryland State	5.00%	08/01/2031	1,590,464
1,485,000	Montgomery County Maryland	4.00%	11/01/2028	1,618,954
3,370,000	Montgomery County Maryland	3.00%	10/01/2034	3,307,252
1,275,000	Montgomery County Maryland#	3.65%	11/01/2037	1,275,000
1,350,000	Prince George's County Maryland	5.00%	10/01/2024	1,397,743
1,500,000	Prince George's County Maryland	5.00%	10/01/2025	1,590,180
1,550,000	Prince George's County Maryland	5.00%	10/01/2026	1,683,477
1,290,000	St Mary's County Maryland	5.00%	05/01/2028	1,460,354
				22,388,264
Revenue Bonds - 84.6%
975,000	Austin, Texas	7.88%	09/01/2026	983,210
520,000	Baltimore, Maryland	5.00%	06/15/2030	532,002
225,000	Baltimore, Maryland^	3.25%	06/01/2031	198,320
1,550,000	Baltimore, Maryland	4.50%	06/01/2033	1,520,213
670,000	Baltimore, Maryland	5.00%	06/15/2033	684,854
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	1,023,871
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,759,084
1,000,000	Cedar Rapids, Iowa#	7.93%	08/15/2029	998,750
1,860,000	Dallas Fort Worth International Airport	5.25%	11/01/2027	1,877,247
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,559,221
1,995,000	Frederick County Maryland	5.00%	07/01/2029	2,227,708
1,390,000	Frederick County Maryland	5.00%	07/01/2030	1,568,811
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,234,038
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,007,600
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	1,990,780
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	1,937,551
2,650,000	Lehigh County Pennsylvania (SIFMA Municipal Swap Index + 1.10%)	5.07%	08/15/2038	2,617,883
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,378,138
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,139,322
3,930,000	Maryland Community Development Administration	4.60%	03/01/2042	3,992,547
2,660,000	Maryland Community Development Administration	2.41%	07/01/2043	2,029,142
1,140,000	Maryland Community Development Administration Local Government Infrastructure	4.00%	06/01/2035	1,209,227
1,000,000	Maryland Economic Development Corp.	5.00%	07/01/2028	1,058,926
750,000	Maryland Economic Development Corp.	5.00%	07/01/2029	799,121
2,600,000	Maryland Economic Development Corp.#	4.10%	10/01/2036	2,605,825
1,500,000	Maryland Economic Development Corp.	4.00%	07/01/2040	1,363,545
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,130,328
1,100,000	Maryland Stadium Authority	1.42%	05/01/2025	1,032,647
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,210,684
1,000,000	Maryland Stadium Authority	4.00%	06/01/2037	1,048,161
5,000,000	Maryland Stadium Authority	5.00%	05/01/2038	5,407,050
1,340,000	Maryland Stadium Authority Built to Learn Revenue	4.00%	06/01/2035	1,421,322
1,500,000	Maryland State Department of Transportation	0.91%	08/01/2026	1,330,922
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	1,871,176
1,260,000	Maryland State Department of Transportation	4.00%	12/01/2029	1,323,414
1,000,000	Maryland State Department of Transportation	5.00%	08/01/2033	1,118,724
1,150,000	Maryland State Department of Transportation	4.00%	08/01/2038	1,129,688
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	503,526
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	441,658
4,000,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2027	4,148,658
2,000,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	2,163,915
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	101,578
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	304,492
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,288,161
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,037,577
5,000,000	Maryland State Health & Higher Educational Facilities#	4.08%	04/01/2035	5,000,000
2,000,000	Maryland State Health & Higher Educational Facilities#	3.87%	07/01/2036	2,000,000
5,000,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2037	5,159,570
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,252,988
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,532,464
4,335,000	Maryland State Health & Higher Educational Facilities	5.00%	05/15/2042	4,481,239
2,650,000	Maryland State Health & Higher Educational Facilities (SIFMA Municipal Swap Index + 0.28%)	4.25%	07/01/2042	2,627,823
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,323,128
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	4,286,518
2,500,000	Maryland State Transportation Authority	5.00%	07/01/2023	2,514,205
3,000,000	Maryland State Transportation Authority	5.00%	07/01/2025	3,169,368
1,510,000	Maryland State Transportation Authority	5.00%	07/01/2025	1,595,248
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	4,891,733
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,358,321
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2040	1,588,829
5,000,000	Miami-Dade County Florida Expressway Authority (1 Month LIBOR USD + 1.05%)	5.71%	07/01/2032	5,016,283
365,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.50%	07/01/2046	164,250
820,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	369,000
6,760,000	New Jersey Transportation Trust Fund Authority+	4.55%	12/15/2038	3,379,101
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,010,735
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	1,954,047
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,014,683
1,500,000	Washington Suburban Sanitary Commission#	3.98%	06/01/2023	1,500,000
1,100,000	Washington Suburban Sanitary Commission#	3.90%	06/01/2023	1,100,000
3,000,000	Washington Suburban Sanitary Commission#	3.98%	06/01/2023	3,000,000
				138,600,150
Total Municipal Bonds (Cost $166,300,305)				160,988,414

Shares
Short-Term Investments - 2.7%
Money Market Funds - 2.7%
4,438,325	First American Government Obligations Fund — Class Z, 4.61%*			4,438,325
Total Short-Term Investments (Cost $4,438,325)				4,438,325
Total Investments - 101.0% (Cost $170,738,630)				165,426,739
Liabilities in Excess of Other Assets - (1.0)%				(1,608,654)
NET ASSETS - 100.0%				$163,818,085

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.